Significant Accounting Policies	6 Months Ended
Jun. 30, 2015
Significant Accounting Policies
Significant Accounting Policies

2Significant Accounting Policies

All accounting policies are as described in the Company’s Annual Report on Form 20-F for the year ended December 31, 2014 filed with the Securities and Exchange Commission on March 10, 2015.

Recent Accounting Pronouncements

In April 2015, the FASB issued Accounting Standards Update No. 2015-03, “Simplifying the Presentation of Debt Issuance Costs,” (“ASU 2015-03”). ASU 2015-03 requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The amendments are effective for annual periods ending after December 15, 2015, and interim periods within annual periods beginning after December 15, 2015.  Early application is permitted. The Company is not early adopting this standard and is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and footnotes disclosures.

In April, the FASB voted to propose a deferral of the effective date of the new revenue standard, ASU 2014-09, “Revenue from Contracts with Customers”, by one year. The new guidance would be effective for fiscal years beginning after December 15, 2017 instead of December 15, 2016. Entities are permitted to adopt the new standard in accordance with the original effective date in their option. We are currently evaluating the new guidance to determine the impact it will have on our consolidated financial statements.